Linde Hansen Contrarian Value Fund
Summary Section
Investment Objective.
The primary investment objective of the Linde Hansen Contrarian Value Fund (the “Fund”) is long-term growth of capital, with income as a secondary objective.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 8 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Linde Hansen Contrarian Value Fund	Class A Shares		Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	1.00%	[1]	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%		1.00%
[1]	Class A shares do not have a contingent deferred sales charge ("CDSC") except that a maximum CDSC of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Linde Hansen Contrarian Value Fund		Class A Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.56%	0.56%
Total Annual Fund Operating Expenses		1.81%	1.56%
Fee Waiver/Expense Reimbursement		(0.41%)	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.40%	1.15%
[1]	Pursuant to an operating expense limitation agreement between Linde, Hansen & Co., LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 1.40% and 1.15%, of the Fund's average net assets, for Class A and Class I shares, respectively, through March 31, 2019. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2019. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Linde Hansen Contrarian Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	660	1,027	1,417	2,508
Class I Shares	117	452	811	1,822

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of the portfolio.

Principal Investment Strategies.

In order to accomplish the Fund’s objectives, the Adviser will use its disciplined, contrarian value strategy to invest in equities (primarily common stock, but the Fund may also invest in American Depository Receipts (ADRs), preferred stock and/or other securities convertible into common stock) traded on U.S. based exchanges; building concentrated, long-only portfolios. The Adviser will not buy any securities on exchanges located outside of the United States. The Adviser will not sell common stock short nor will it use derivatives as part of its strategy.

The Adviser believes owning undervalued securities of companies expected to realize an improving trend in profitability will, over time, generate strong real-returns and control risk. The Adviser targets for initial purchase the securities of companies traded on U.S. based exchanges with an equity market capitalization of $200 million or larger. The Adviser places no limits with regard to capitalization exposure.

The Adviser is a contrarian, value-oriented, bottom-up, fundamental research investment manager. The Adviser strives to identify situations where the common stock price is not currently reflecting the true earnings potential of the underlying company. Generally these situations arise when a company has fallen upon financial adversity and the consensus agrees that recovery is unlikely. This creates an opportunity for the Adviser to identify changes occurring at the company or within the industry (catalysts) that it believes will enable profitability to return to normal levels. The Adviser’s investment process enables it to take positions in these companies - contrary to consensus thought - when detailed analysis supports the case.

Its investment process begins with proprietary screens designed to identify undervalued equity securities traded on U.S. based exchanges. Those equities that are attractive from a valuation basis become candidates for further research. Should a value-enhancing catalyst or “special situation” (for example, new management, restructuring, reorganization, acquisition, divestiture, new product, consolidation, deregulation, re-regulation, reversal of supply/demand imbalances) be identified for an individual company, in-depth fundamental research is then performed to validate the catalyst and to derive forecasts for earnings and trends in return on invested capital (“ROIC”), return on assets and return on equity. Those equities with strong value-enhancing catalysts, the potential for an improving trend in ROIC and deemed to have adequate total return potential are included in the portfolio.

All portfolio holdings are continuously monitored and evaluated based upon their progress relative to the Adviser’s expectations for earnings growth and improving profitability. Portfolio positions may be sold when the Adviser determines that the investment has reached its full value, profitability expectations have been met, the initial reason for owning is no longer valid, an unexpected change in the business or industry causes the initial investment thesis to change with negative implications, a better investment opportunity arises or a position weighting needs to be downsized for portfolio management reasons.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• General Risk. There is no assurance that the Fund will meet its investment objective; you could lose money by investing in the Fund.

• Market Risk. Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods.

• Value Investing Risk. Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

• Foreign (Non-U.S.) Securities Risk. Investments in foreign securities (including ADRs) carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.”

• Smaller Capitalization Risk. Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

• Large Capitalization Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

• Mid-Capitalization Company Risk. The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

• Special Situations Risk. Investments in companies involved in special situations, such as reorganizations or restructurings, may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Fund may be unable to recoup some or all of its investments.

• Investing in a Managed Fund Risk. The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

• Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Performance.

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for each full calendar year since the Fund’s inception compare with those of a broad measure of market performance. The sales charge is not reflected in the bar chart, and if it were, returns would be less than those shown. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7933.

Class A Shares Calendar Year Returns as of December 31	[1]

During the period shown in the bar chart, the best performance for a quarter was 8.69% (for the quarter ended March 31, 2013). The worst performance was -4.85% (for the quarter ended September 30, 2015).

Average Annual Total Returns for the periods ended December 31, 2017
Average Annual Total Returns - Linde Hansen Contrarian Value Fund	Label	One Year	Five Years	Life of Fund [1]	Inception Date
Class A Shares	Return Before Taxes	(5.23%)	6.08%	6.20%	Feb. 08, 2012
Class A Shares | Return After Taxes on Distributions		(5.23%)	5.66%	5.82%
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares		(2.96%)	4.68%	4.83%
Class I Shares	Return Before Taxes	0.29%	7.51%	7.45%	Feb. 08, 2012
Russell Midcap Value Total Return (reflects no deduction for fees, expenses or taxes)		13.34%	14.68%	14.02%
[1]	Linde-Hansen Contrarian Value Fund commenced operations February 8, 2012.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class A Shares and after tax returns for Class I Shares will vary.

The Russell Midcap Value Total Return Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market.

[1]	The returns shown in the bar chart are for Class A shares. The performance of Class I shares will differ due to differences in expenses.